Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets:
Natural gas and oil properties, net	$ 2,490,375	$ 2,555,808
Property, plant and equipment, net	456,208	462,860
Intangible assets	19,351	21,098
Restricted cash	25,057	47,497
Derivative financial instruments	24,401	13,936
Deferred tax assets	144,860	371,156
Other non-current assets	9,172	4,351
Total non-current assets	3,169,424	3,476,706
Current assets:
Trade receivables, net	190,207	296,781
Cash and cash equivalents	3,753	7,329
Restricted cash	11,195	7,891
Derivative financial instruments	87,659	27,739
Other current assets	11,784	14,482
Total current assets	304,598	354,222
Total assets	3,474,022	3,830,928
Shareholders' equity:
Share capital	12,897	11,503
Share premium	1,208,192	1,052,959
Treasury reserve	(102,470)	(100,828)
Share based payment and other reserves	14,442	17,650
Retained earnings (accumulated deficit)	(547,255)	(1,133,972)
Equity attributable to owners of the parent:	585,806	(152,688)
Non-controlling interests	12,604	14,964
Total equity	598,410	(137,724)
Non-current liabilities:
Asset retirement obligations	501,246	452,554
Leases	20,559	19,569
Borrowings	1,075,805	1,169,233
Deferred tax liability	13,654	12,490
Derivative financial instruments	623,684	1,177,801
Other non-current liabilities	2,224	5,375
Total non-current liabilities	2,237,172	2,837,022
Current liabilities:
Trade and other payables	53,490	93,764
Taxes payable	50,226
Leases	10,563	9,293
Borrowings	200,822	271,096
Derivative financial instruments	45,836	293,840
Other current liabilities	277,503	421,730
Total current liabilities	638,440	1,131,630
Total liabilities	2,875,612	3,968,652
Total equity and liabilities	$ 3,474,022	$ 3,830,928